10-Q Assets and liabilities held for sale and discontinued operations - Schedule of assets and liabilities held for sale (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets held for sale
Beginning balance	$ 3,681	$ 15,653	$ 21,487
Transferred (out) in, net	(627)	(11,972)	(5,834)
Ending balance	3,054	3,681	15,653
Liabilities associated with assets held for sale
Beginning balance	7,073	8,905	9,173
Transferred in (out), net	(234)	(1,832)	(268)
Ending balance	6,839	7,073	8,905
Discontinued Operations
Assets held for sale
Beginning balance	3,298	15,653	16,908
Transferred (out) in, net	(244)	(12,355)	(1,255)
Ending balance	3,054	3,298	15,653
Liabilities associated with assets held for sale
Beginning balance	7,073	8,471	8,287
Transferred in (out), net	(234)	(1,398)	184
Ending balance	6,839	7,073	8,471
Held for Sale Entities
Assets held for sale
Beginning balance	383	0	4,579
Transferred (out) in, net	(383)	383	(4,579)
Ending balance	0	383	0
Liabilities associated with assets held for sale
Beginning balance	0	434	886
Transferred in (out), net	0	(434)	(452)
Ending balance	$ 0	$ 0	$ 434